Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities, Current [Abstract]
Other Current Liabilities

Other Current Liabilities
Other Current Liabilities as of December 31, consisted of the following:

	2016	2015
Other Current Liabilities:
Taxes, other than income taxes	$7,122	$5,030
Warranty	10,960	10,093
Deferred revenue	2,366	2,512
Rebates	11,102	10,399
Freight	4,274	6,461
Severance and Restructuring	394	1,927
Miscellaneous accrued expenses	4,385	4,230
Other	3,014	2,491
Less: Other Current Liabilities held for sale	—	(116)
Total Other Current Liabilities	$43,617	$43,027

The changes in warranty reserves for the three years ended December 31 were as follows:

	2016	2015	2014
Beginning balance	$10,093	$9,686	$9,663
Product warranty provision	12,413	11,719	10,605
Acquired Warranty Obligations	42	—	—
Foreign currency	82	(207)	(215)
Claims paid	(11,670)	(11,105)	(10,367)
Ending balance	$10,960	$10,093	$9,686